Restricted Stock Units ('RSUs') Awards	12 Months Ended
Dec. 31, 2023
Restricted Stock Units ('RSUs') Awards [Abstract]
Restricted Stock Units ('RSUs') Awards

24	Restricted Stock Units ('RSUs') Awards
The Group has granted RSUs to its executives and employees as part of a long-term Employee Incentive Package ("EIP"). The Board of Directors is charged with determining who receives awards, granting awards and setting terms and conditions. They also have the ability to delegate these powers to other committees or officers of Super Group.
The total shares available to award under the plan is 43,312,150 (“Share Reserve”). The Share Reserve increases by 3% annually through January 1, 2031. The Share Reserve is a limit on the number of shares that may be issued from awards that were granted under this Plan and does not limit the granting of awards. The Company will keep available at all times the number of shares reasonably required to satisfy its obligations to issue shares pursuant to such awards. Shares issued under the plan will be new shares.
RSUs are subjected to vesting, issuance and forfeiture conditions. Certain awards granted to date by the Group have a 3-year vesting period, in which 1/3 of the RSUs vest on each of the first, second and third anniversaries of the Vesting Commencement Date, subject to the plan participant continuously remaining at the Group, save in the event of death.
The shares provided under the RSUs awards are entitled for dividend rights and will be settled upon vesting. No rights of a shareholder are given to RSU holders until the RSUs are settled in shares of the Company.

24	Restricted Stock Units ('RSUs') Awards (continued)
The table below summarizes the key conditions of the awards outstanding as at December 31, 2023:

Plan	Grant date	Vesting commencement date	Fair value at grant date (USD)	Total RSUs Awarded	Terminated RSUs	Vested RSUs
RSU EIP 2021	May 31, 2022	December 31, 2022	7.00	6,704,500	(883,979)	(4,001,455)
RSU Executive Plan 2022	November 16, 2022	January 31, 2023	3.63	781,620	(113,721)	(263,789)
RSU EIP 2022	December 1, 2022	January 31, 2023	3.10	889,620	(71,482)	(294,582)
RSU EIP 2023 February	February 1, 2023	February 28, 2023	3.41	20,375	(4,749)	(1,586)
RSU EIP 2023 March	March 1, 2023	March 31, 2023	3.81	705,267	(33,934)	(235,089)
RSU EIP 2023 June	June 21, 2023	July 31, 2023	3.95	16,710	—	(16,710)
RSU EIP 2023 August	August 10, 2023	August 31, 2023	3.99	24,327	—	(8,109)
RSU EIP 2023 October (a)	October 1, 2023	December 31, 2023	3.65	12,960	—	(4,320)
RSU EIP 2023 October (b)	October 1, 2023	July 31, 2024	3.65	240,000	—	—
RSU EIP 2023 December	December 1, 2023	December 31, 2023	3.06	1,791,921	—	(107,112)
				11,187,300	(1,107,865)	(4,932,752)
At December 31, 2023, 5.1 million RSUs remained unvested.
The RSU expense, excluding payroll taxes, for the year ended December 31, 2023 was €16.8 million (2022: €24.3 million, including a once-off RSU expense of €23.1 million related to awards following the Transaction) (2021: nil). The total fair value of the RSUs vested during the year ended December 31, 2023 was €7.5 million (2022: €5.9 million) (2021: nil).
The total unrecognized compensation cost related to outstanding RSUs as of December 31, 2023, including payroll and employee income tax, was €11.1 million (2022: €23.4 million). The unrecognized expense is expected to be recognized over a weighted average period of 1.1 years (2022: 1.3 years).